Income Taxes	12 Months Ended
Mar. 31, 2012
Income Taxes

14.    Income Taxes

The Company and its domestic subsidiaries are subject to national corporate tax of 30% and corporate inhabitant tax plus enterprise tax of approximately 10.9%, after considering the non-deductible expense to the corporation tax, which in the aggregate resulted in a statutory income tax rate of 40.9% for the years ended March 31, 2010, 2011 and 2012. Foreign subsidiaries are subject to income taxes of the countries in which they operate.

The amendments to the Japanese corporate tax law were enacted on November 30, 2011, and the corporate tax rate will be changed. As a result, the aggregate statutory income tax rate will be reduced to 38.0% for fiscal years from April 1, 2012 to March 31, 2015, and to 35.6% for fiscal years from April 1, 2015 and thereafter. KONAMI recognized deferred tax assets and liabilities resulting from temporary differences based on the enacted tax rates that will be applied when those differences are expected to be reversed. The effect of the tax rate change was not material and was charged to income taxes in the consolidated statements of income for the year ended March 31, 2012.

In the fiscal year ended March 31, 2011, the Company and its wholly owned domestic subsidiaries applied for the consolidated tax return filing system of the national corporate taxes, and the application was approved by the national tax agency. The Company started to file the consolidated tax return from the fiscal year ended March 31, 2012. Accordingly, the Company evaluated the realizability of the national corporate tax portion of deferred tax assets as of March 31, 2011 based on the projected future taxable income of the consolidated tax filing group.

The income before income taxes and equity in the earnings of an affiliated company, and income tax expense (benefit) for the years ended March 31, 2010, 2011 and 2012 consisted of the following:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Income before income taxes and equity in income of an affiliated company:
Japan	¥11,507	¥8,756	¥31,066	$377,978
Foreign	5,615	10,326	8,960	109,016

Total	¥17,122	¥19,082	¥40,026	$486,994

Income taxes—Current:
Japan	¥5,446	¥5,413	¥12,538	$152,549
Foreign	1,731	1,906	1,579	19,211

Total	¥7,177	¥7,319	¥14,117	$171,760

Income taxes—Deferred:
Japan	¥(404)	¥(1,557)	¥2,574	$31,317
Foreign	(3,173)	639	250	3,043

Total	¥(3,577)	¥(918)	¥2,824	$34,360

The significant components of total income taxes for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Income taxes on continuing operations before equity in net income (loss) of an affiliated company and net income attributable to the noncontrolling interest	¥3,600	¥6,401	¥16,941	$206,120
Equity in net income (loss) of an affiliated company	11	(6)	22	268
Income tax expense (benefit) reported in other comprehensive income related to:
Net unrealized gains (losses) on available-for-sale securities	(6)	(33)	(0)	(0)
Foreign currency translation adjustment	—	—	43	523
Pension liability adjustment	(40)	(122)	196	2,385

Total income taxes	¥3,565	¥6,240	¥17,202	$209,296

Reconciliations of the differences between the statutory income tax rates and the effective income tax rates are as follows:

	2010	2011	2012
Statutory income tax rate	40.9%	40.9%	40.9%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	2.7	1.8	1.0
Non-taxable income	(0.0)	(0.1)	(0.1)
Change in valuation allowance	(22.4)	1.5	(1.7)
Dividend of overseas subsidiaries	0.3	0.7	0.4
Adjustment of estimated income tax accruals	(0.4)	1.4	(0.5)
Unrecognized tax benefits	—	(4.3)	0.0
Tax credit	(1.4)	(5.4)	(1.1)
Effect of tax rate changes	—	—	3.0
Other, net	1.3	(2.9)	0.4

Effective income tax rate	21.0%	33.6%	42.3%

The effects of temporary differences that give rise to deferred tax assets and liabilities at March 31, 2011 and 2012 are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Deferred tax assets:
Accrued enterprise taxes	¥632	¥1,091	$13,274
Accrued expenses	3,399	3,210	39,056
Accrued pension and severance costs	1,443	813	9,892
Allowance for doubtful accounts	372	224	2,725
Inventories	17,984	15,733	191,422
Net operating loss carryforwards	16,758	14,401	175,216
Property and equipment basis differences	4,418	3,596	43,752
Asset retirement obligations	1,372	1,314	15,987
Deferred revenue	416	767	9,332
Investments in affiliate	1,547	1,354	16,474
Other	3,661	2,294	27,911

Gross deferred tax assets	52,002	44,797	545,041
Less valuation allowance	(12,275)	(10,330)	(125,684)

Total deferred tax assets	39,727	34,467	419,357
Deferred tax liabilities:
Intangible assets	(17,075)	(14,809)	(180,180)
Investments in subsidiaries	(1,040)	(1,123)	(13,663)
Other	(1,312)	(1,479)	(17,995)

Gross deferred tax liabilities	(19,427)	(17,411)	(211,838)

Net deferred tax assets	¥20,300	¥17,056	$207,519

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and tax loss carryforwards are utilizable. Management considered the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods which the deferred tax assets are deductible, management believes it is more likely than not that KONAMI will realize the benefits of these deductible differences, net of the existing valuation allowances at March 31, 2012.

The net change in the total valuation allowance for the years ended March 31, 2010, 2011 and 2012 was a decrease of ¥4,448 million, an increase of ¥10,996 million and a decrease of ¥1,945 million ($23,665 thousand), respectively. The increase in the valuation allowance for the years ended March 31, 2011 mainly resulted from the acquisition of TAKASAGO, where valuation allowance for its existing net operating loss carryforwards was provided at the acquisition date.

Net deferred tax assets were included in the accompanying consolidated balance sheets as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Current assets:
Deferred income taxes, net	¥23,239	¥20,503	$249,458
Investments and other assets:
Deferred income taxes, net	2,934	976	11,875
Current liabilities:
Other current liabilities, net	(370)	(399)	(4,854)
Long-term liabilities:
Deferred income taxes, net	(5,503)	(4,024)	(48,960)

Net deferred tax assets	¥20,300	¥17,056	$207,519

At March 31, 2012, KONAMI had operating loss carryforwards aggregating approximately ¥47,640 million ($579,633 thousand), which will expire as follows:

Millions of Yen
Year ending March 31
2013	¥2,546
2014	5,563
2015	5,701
2018	8,848
2019	13,701
2020	2,468
2021 and thereafter	8,813

Total	¥47,640

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Balance at beginning of year	¥706	¥706	—	—
Additions for tax positions of prior years	—	—	¥1,006	$12,240
Settlements with taxing authorities	—	¥(706)	—	—

Balance at end of year	¥706	—	¥1,006	$12,240

As of March 31, 2012, the amount of unrecognized tax benefits that, if recognized, would affect the effective income tax rates is not material.

Although KONAMI believes its estimates and assumptions of unrecognized tax benefits are reasonable, given the uncertainty regarding when tax authorities will complete their examinations, the items subject to their examinations and the possible outcomes of their examinations, an accurate estimate of significant increases that may occur within the next twelve months cannot be made March 31, 2012.

KONAMI recognizes interest and penalties related to unrecognized tax benefits in income taxes in the consolidated statements of income. Both the amount of interest and penalties in the consolidated balance sheets accrued as of March 31, 2011 and 2012, and the amount of interest and penalties included in income taxes in the consolidated statements of income for the years ended March 31, 2011 and 2012 are not material.

KONAMI files its income tax returns in various tax jurisdictions. KONAMI is no longer subject to tax examinations by the respective local tax authorities for fiscal years prior to the year ended March 31, 2004 for Europe, fiscal years prior to the year ended March 31, 2007 for North America and Australia, and fiscal years prior to the year ended March 31, 2008 for Japan.